Summary of Impact of Sales of EIP receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
EIP receivables derecognized	$ 52,308	$ 39,079
Cash proceeds	(44,792)	(34,544)
Reversal of unamortized imputed discount	(3,941)	(2,638)
Reversal of allowance for doubtful accounts	(2,396)	(1,385)
Pre-tax loss on sales of EIP receivables	$ 1,179	$ 512